Consolidated Statements Of Cash Flows (Schedule Of Non-Cash Transactions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Consolidated Statements Of Cash Flows [Abstract]
Issuance of Class B Non-Voting Shares: Dividend reinvestment plan	$ 37	$ 217